Equity (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Equity [abstract]
Revaluation surplus, beginning balance	R$ 517,408	R$ 307,050
Post employment benefits	(284,731)	363,466
Taxes on adjustments	96,809	(123,578)
Deemed cost of fixed assets	(64,602)	(50,552)
Taxes on adjustments 2	21,965	17,188
Actuarial liability - investment realization		4,018
Adjustments on financial assets - subsidiaries	2,271	(569)
Taxes on other adjustments 3	(711)	243
Attributed to non-controlling interest	(417)	142
Revaluation surplus, ending balance	R$ 287,992	R$ 517,408